Schedule of bank loans (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying amount	$ 984,708	$ 1,274,311	$ 583,249		$ 750,000
Secured Fixed Rate Bank Loans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying amount	579,553	750,000	$ 583,249	[1]	750,000
Within 1 year	579,553	750,000
2027					750,000
2028
2029
2030
Thereafter
Invoice Financing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Carrying amount	405,155	524,311
Within 1 year	405,155	524,311
2027
2028
2029
2030
Thereafter

[1]	The secured variable-rate bank loan is secured by a fixed deposit of S$1,000,000, included in restricted cash.